Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital Group Core Balanced ETF
Entity Central Index Key	0001970533
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Capital Group Core Balanced ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Core Balanced ETF
Class Name	Capital Group Core Balanced ETF
Trading Symbol	CGBL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Core Balanced ETF (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last six months? (base d on a hypo th etical $10,000 inv est me nt)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGBL	$ 17	0.33% *
*Annualized.
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33% [1]
Net Assets	$ 6,991,000,000
Holdings Count | Holding	77
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,991
Total number of portfolio holdings	77
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was a
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ointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

[1]	Annualized.